Retirement Plans - Asset Allocations (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 280.8	$ 302.1	$ 319.6
Equity securities, Percentage	100.00%	100.00%
Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets		$ 0.0
Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 269.0	301.5
Fair Value, Inputs, Level 3 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	11.8	0.6
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 169.8	$ 195.6
Equity securities, Percentage	60.50%	64.70%
Equity securities [Member] | Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets		$ 0.0
Equity securities [Member] | Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 169.8	195.6
Equity securities [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	0.0	0.0
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 99.5	$ 106.2
Equity securities, Percentage	35.40%	35.20%
Fixed income securities [Member] | Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets		$ 0.0
Fixed income securities [Member] | Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 99.2	105.9
Fixed income securities [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	0.3	0.3
Other Investments [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 11.5	$ 0.3
Equity securities, Percentage	4.10%	0.10%
Other Investments [Member] | Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets		$ 0.0
Other Investments [Member] | Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 0.0	0.0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Fair value of plan assets	$ 11.5	$ 0.3